DEFERRED INCOME - Changes in contractual liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DEFERRED INCOME
Balance at the beginning of the year	R$ 619,881	R$ 529,179
Additions	7,794,042	7,496,088
Write-offs, net	(7,583,863)	(7,405,386)
Business combination - Garliava (Note 2.d)	35,347
Balance at the end of the year	R$ 865,407	R$ 619,881